Marketable Securities	12 Months Ended
Oct. 31, 2022
Marketable Securities
Marketable Securities

7.	Marketable Securities

During the period ended October 31, 2020, the Company received 2,362,204 common shares of Plant-Based Investment Corp (“PBIC”) by issuing to PBIC 15,000,000 common shares of the Company pursuant to a subscription agreement. On the date of the transaction, February 10, 2020, the fair value of PBIC shares per share was CAD$0.635 per share, for a fair value of $848,011. The Company does not have control or significant influence over PBIC and has accounted for the investment at fair value through profit or loss.

The shares of PBIC owned by the Company were disposed during the year ended October 31, 2022 (Note 14.1). At October 31, 2021, the fair value of the shares was $610,092, based upon the publicly quoted price of PBIC shares. The Company recorded an unrealized loss on the shares in the amount of $333,777 (2021 - $35,902 and 2020 - $263,483) and foreign currency translation gain of $19,647 during year ended October 31, 2022 (2021 - $60,959 and 2020 - $507).